SCHEDULE OF DIVIDENDS (Details) - Series D Preferred Stock [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Dividends Payable [Line Items]
Distributions Declared		$ 0.58593	$ 2.34372	$ 2.34372
O2026M1Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared
O2025M1Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared		0.19531	0.19531	0.19531
O2025M2Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared		0.19531	0.19531	0.19531
O2026M3Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared
O2025M3Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared		$ 0.19531	0.19531	0.19531
O2025M4Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O2025M5Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O2025M6Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O2025M7Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O2025M8Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O2025M9Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O2025M10Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O2025M11Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O2025M12Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			$ 0.19531	$ 0.19531